Stock-Based Compensation (Details) - Schedule of activity for all restricted stock units granted - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation (Details) - Schedule of activity for all restricted stock units granted [Line Items]
Shares Unvested, Beginning balance	7,040,998
Weighted- average grant date fair value Unvested, Beginning balance	$ 18.38
Shares Granted	1,671,445	7,040,998
Weighted- average grant date fair value Granted	$ 3.69	$ 18.38
Shares Vested	(1,675,007)
Weighted- average grant date fair value Vested	$ 18.38
Shares Cancelled	(1,022,720)
Weighted- average grant date fair value Cancelled	$ 18.38
Shares Unvested, Ending balance	6,014,716	7,040,998
Weighted- average grant date fair value Unvested, Ending balance	$ 14.3	$ 18.38